Condensed Supplemental Consolidated Statements Of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Condensed Consolidating Financial Information [Line Items]
Cash Flow from Operating Activities	$ 87	$ 89	$ 479	$ 327	$ 112
Additions to property, plant, and equipment	(45)	(45)	(230)	(160)	(223)
Proceeds from disposal of assets	2	8	30	5	29
Acquisition of business net of cash acquired	(20)		(55)	(368)	(658)
Net cash flow from investing activities	(63)	(37)	(255)	(523)	(852)
Proceeds from long-term debt	1		2	995	1,097
Equity contributions			(6)	(2)	(3)
Proceeds from issuance of common stock	4
Proceeds from initial public stock offering	438
Repayment of long-term debt	(522)	(65)	(175)	(880)	(178)
Deferred financing costs				(23)	(38)
Net cash from financing activities	(79)	(65)	(179)	90	878
Net increase (decrease) in cash and cash equivalents	(55)	(13)	45	(106)	138
Cash and cash equivalents at beginning of period	87	42	42	148	10
Cash and cash equivalents at end of period	32	29	87	42	148
Parent Company
Condensed Consolidating Financial Information [Line Items]
Cash Flow from Operating Activities				2	3
(Contributions) distributions to/from subsidiaries	(442)		16
Net cash flow from investing activities	(442)		16
Equity contributions				(2)	(3)
Proceeds from issuance of common stock	4
Proceeds from initial public stock offering	438
Repayment of long-term debt			(16)
Net cash from financing activities	442		(16)	(2)	(3)
Issuer
Condensed Consolidating Financial Information [Line Items]
Cash Flow from Operating Activities	(21)	(3)	(22)	15	37
Additions to property, plant, and equipment	(2)	(4)	(9)	(16)	(61)
(Contributions) distributions to/from subsidiaries	421	(4)	(20)	(39)	(81)
Intercompany advances (repayments)	46	63	258	166	(71)
Acquisition of business net of cash acquired				(368)	(658)
Net cash flow from investing activities	465	55	229	(257)	(871)
Proceeds from long-term debt				995	1,097
Equity contributions			(6)	(1)	(3)
Repayment of long-term debt	(501)	(61)	(155)	(841)	(97)
Deferred financing costs				(23)	(38)
Net cash from financing activities	(501)	(61)	(161)	130	959
Net increase (decrease) in cash and cash equivalents	(57)	(9)	46	(112)	125
Cash and cash equivalents at beginning of period	66	20	20	132	7
Cash and cash equivalents at end of period	9	11	66	20	132
Guarantor Subsidiaries
Condensed Consolidating Financial Information [Line Items]
Cash Flow from Operating Activities	95	83	504	322	100
Additions to property, plant, and equipment	(42)	(40)	(209)	(138)	(150)
Proceeds from disposal of assets	2	8	30	5	29
Acquisition of business net of cash acquired	(20)		7
Net cash flow from investing activities	(60)	(32)	(172)	(133)	(121)
Changes in intercompany balances	(34)	(55)	(337)	(186)	23
Net cash from financing activities	(34)	(55)	(337)	(186)	23
Net increase (decrease) in cash and cash equivalents	1	(4)	(5)	3	2
Cash and cash equivalents at beginning of period		5	5	2
Cash and cash equivalents at end of period	1	1		5	2
Non-Guarantor Subsidiaries
Condensed Consolidating Financial Information [Line Items]
Cash Flow from Operating Activities	13	9	(3)	(11)	(25)
Additions to property, plant, and equipment	(1)	(1)	(12)	(6)	(12)
Investment in Parent	(21)	(4)	(4)		(25)
Investment in Issuer debt securities				(39)	(56)
Acquisition of business net of cash acquired			(62)
Net cash flow from investing activities	(22)	(5)	(78)	(45)	(93)
Proceeds from long-term debt	1		2
Changes in intercompany balances	(12)	(8)	79	20	48
Contribution from Issuer	21	4	4	39	81
Net cash from financing activities	10	(4)	85	59	129
Net increase (decrease) in cash and cash equivalents	1		4	3	11
Cash and cash equivalents at beginning of period	21	17	17	14	3
Cash and cash equivalents at end of period	22	17	21	17	14
Eliminations
Condensed Consolidating Financial Information [Line Items]
Cash Flow from Operating Activities				(1)	(3)
Investment in Parent	21	4	4		25
(Contributions) distributions to/from subsidiaries	21	4	4	39	81
Intercompany advances (repayments)	(46)	(63)	(258)	(166)	71
Investment in Issuer debt securities				39	56
Net cash flow from investing activities	(4)	(55)	(250)	(88)	233
Equity contributions				1	3
Repayment of long-term debt	(21)	(4)	(4)	(39)	(81)
Changes in intercompany balances	46	63	258	166	(71)
Contribution from Issuer	(21)	(4)	(4)	(39)	(81)
Net cash from financing activities	$ 4	$ 55	$ 250	$ 89	$ (230)